UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2018

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.21%	13.51%	8.88%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.64% for Class A shares as of the prospectus dated November 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Despite a recent spate of volatility, the continued rise in share prices around the world lifted returns for The Growth Fund of America in the first half of its current fiscal year. For the six months ended February 28, 2018, the fund posted a total return of 14.30%. This surpassed the 10.84% return of Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks and the fund’s primary benchmark.

During the period, the fund also outpaced its various Lipper peer group measures — indexes designed to reflect broad styles of mutual funds. We are very gratified with these returns, but more so with regard to our long-term results. As always, we believe in the importance of investing for the long term. As such, we encourage you to assess your own investments with the same perspective.

Results at a glance

Total returns for periods ended February 28, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	14.30%	24.00%	16.11%	9.62%	13.75%
Standard & Poor’s 500 Composite Index[2]	10.84	17.10	14.73	9.73	11.10
Lipper Large-Cap Growth Funds Index[3]	13.57	28.23	16.08	10.01	—	[4]
Lipper Growth Funds Index[3]	13.84	24.70	15.60	9.64	10.20
Lipper Large-Cap Core Funds Index[3]	10.56	16.34	13.49	8.68	—	[4]
Lipper Capital Appreciation Funds Index[3]	10.57	18.05	13.38	8.41	10.93

[1]	Since Capital Research and Management Company began managing the fund on December 1, 1973.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper source: Thomson Reuters Lipper.
[4]	This Lipper index was not in existence when Capital Research and Management Company began managing the fund.

The Growth Fund of America	1

Investment analysis

The overall stock market began the fund’s fiscal year where it left off — on a strong upward trajectory, fueled largely by growth-oriented equities, especially shares in technology companies. However, the last month of the fund’s fiscal year saw a sudden increase in volatility, coming after an exceptionally long period with very little turbulence in the market.

Nonetheless, the market’s fundamentals remain sound. Corporate earnings remain strong, and the economic picture in the U.S. is likewise healthy. The nation’s gross domestic product rose 2.9% in the fourth quarter of 2017, while unemployment remained steady at 4.1% in February. Under new Federal Reserve Chairman Jerome “Jay” Powell, interest rates are expected to continue a cautious, measured rise.

Investors responded positively to passage of a large tax cut in Congress late last year, which has resulted in announcements of additional corporate investing and hiring. The current administration’s emphasis on deregulation is also seen as benefiting companies as well.

When compared to the S&P 500, the portfolio overall benefited from our bottom-up approach to research, as stock selection was a positive factor across almost all market sectors — which we believe reaffirms our investment process. Our investments in consumer discretionary and health care stocks were particularly helpful, while financials detracted, on a relative basis. Of the fund’s top 10 holdings, only Broadcom posted a loss (down 2.23%), while top holding Amazon rose 54.24% and third-largest holding Netflix gained 66.78%. Detractors included Dutch telecom company Altice NV (down 58.74%) and mortgage company Fannie Mae (down 38.89%).

While the fund’s holdings in cash and short-term securities — roughly 7.8% of the overall portfolio — detracted from total return, having cash on hand serves to dampen volatility within the fund and allows our portfolio managers to quickly take advantage of potential investment opportunities when they arise.

The road ahead

We believe the strong gains in the market, despite recent volatility, are based on sound fundamentals — a healthy economy, and positive corporate earnings and activity. The stock market is not cheap, with major domestic stock indexes trading at around 20 times forward earnings, but does not seem to be in a bubble like we have observed in previous decades. Absent the realization of some of the risks noted below, the market has the ability to continue moving higher at a moderate pace. We believe that the recent tax cuts, in particular, can have a durable, positive effect on the economy for the next few years.

2	The Growth Fund of America

That said, it’s reasonable to expect an increase in volatility, if only because of the distinct lack of volatility we’d seen prior to February. A certain degree of volatility is natural in any market, and the lack thereof had been unusual. Investors should not be afraid of a little volatility, and we will occasionally take advantage of market movements to make additional investments should prices become more reasonable.

There are risks to the market, of course, and we would put the unsettled geopolitical environment near the top of the list. Conflict in Syria seems to be intensifying, and the involvement of Russia and Iran can only increase the potential for problems. Hotspots in North Korea and Venezuela are also worth watching. If events in these areas take a turn for the worse, investor sentiment could drop. Some have also been concerned about the impact of higher interest rates on the market; we believe that if rate increases are smooth and moderate, and made in conjunction with good economic growth, the market will continue on its current course.

Finally, we would note the risk of economic surprise emanating from Washington, D.C. The headlines around tariffs are an example of this. The effect of the tariffs on steel and aluminum should be easily contained, but we would not want to see a larger trade war develop.

As always, we thank you for investing in The Growth Fund of America. We believe our time-tested approach of investing for the long run, conducting deep fundamental analysis and paying close attention to valuation will continue to serve our investors well. We look forward to reporting to you again in six months.

Cordially,

Donald D. O’Neal

Vice Chairman of the Board

Michael T. Kerr
President

April 6, 2018

For current information about the fund, visit americanfunds.com.

The Growth Fund of America	3

Summary investment portfolio February 28, 2018	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Amazon	6.86%
Alphabet	4.12
Netflix	3.53
Microsoft	3.07
UnitedHealth Group	2.41
Home Depot	1.77
Facebook	1.72
Broadcom	1.71
Berkshire Hathaway	1.57
ASML Holding	1.51

Common stocks 91.61%	Shares	Value (000)
Information technology 25.85%
Alphabet Inc., Class C1	4,156,853	$4,592,200
Alphabet Inc., Class A1	2,751,470	3,037,403
Microsoft Corp.	60,534,900	5,676,358
Facebook, Inc., Class A1	17,834,000	3,180,159
Broadcom Ltd.	12,871,177	3,172,230
ASML Holding NV (New York registered)	7,688,000	1,502,158
ASML Holding NV2	6,655,442	1,300,165
MasterCard Inc., Class A	11,758,200	2,066,621
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	147,735,000	1,213,299
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	379,044
Samsung Electronics Co., Ltd.[2]	648,400	1,405,290
ServiceNow, Inc.[1,3]	9,701,000	1,561,958
Visa Inc., Class A	11,915,000	1,464,830
Alibaba Group Holding Ltd. (ADR)[1]	7,398,100	1,377,082
Intel Corp.	22,315,000	1,099,906
FleetCor Technologies, Inc.[1,3]	4,522,700	904,223
Worldpay, Inc., Class A1	11,075,000	900,176
Activision Blizzard, Inc.	12,299,250	899,444
Arista Networks, Inc.[1]	3,251,631	877,095
Other securities		11,262,164
		47,871,805

4	The Growth Fund of America

	Shares	Value (000)
Consumer discretionary 21.05%
Amazon.com, Inc.[1]	8,399,740	$12,704,187
Netflix, Inc.[1,3]	22,447,471	6,540,744
Home Depot, Inc.	17,962,200	3,273,970
NIKE, Inc., Class B	33,695,019	2,258,577
Booking Holdings Inc.[1]	1,008,570	2,051,472
Comcast Corp., Class A	42,741,000	1,547,652
Charter Communications, Inc., Class A1	4,358,200	1,490,199
Twenty-First Century Fox, Inc., Class A	34,231,000	1,260,385
Marriott International, Inc., Class A	6,318,594	892,249
MGM Resorts International	22,975,400	786,448
Other securities		6,176,227
		38,982,110

Health care 12.96%
UnitedHealth Group Inc.	19,717,205	4,459,243
AbbVie Inc.	23,491,657	2,721,039
Illumina, Inc.[1,3]	8,184,443	1,866,217
Thermo Fisher Scientific Inc.	8,750,000	1,825,075
Abbott Laboratories	28,687,679	1,730,728
Amgen Inc.	6,675,640	1,226,782
Stryker Corp.	6,799,514	1,102,609
Express Scripts Holding Co.[1]	14,110,200	1,064,615
Boston Scientific Corp.[1]	35,265,000	961,324
Humana Inc.	3,498,000	950,826
Other securities		6,090,327
		23,998,785

Financials 9.45%
Berkshire Hathaway Inc., Class A1	5,543	1,719,716
Berkshire Hathaway Inc., Class B1	5,704,508	1,181,974
Wells Fargo & Co.	35,501,100	2,073,619
American International Group, Inc.	25,242,273	1,447,392
Goldman Sachs Group, Inc.	4,881,800	1,283,572
Charles Schwab Corp.	16,531,500	876,500
BlackRock, Inc.	1,524,000	837,331
Other securities		8,071,198
		17,491,302

Energy 6.42%
EOG Resources, Inc.	25,990,908	2,635,998
Concho Resources Inc.[1,3]	11,863,819	1,789,064
Schlumberger Ltd.	13,681,484	898,053
Pioneer Natural Resources Co.	5,069,000	862,896
Other securities		5,700,042
		11,886,053

Industrials 5.23%
CSX Corp.	20,417,666	1,096,837
Airbus SE, non-registered shares[2]	8,037,000	957,437
Other securities		7,624,118
		9,678,392

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Consumer staples 3.85%
Philip Morris International Inc.	15,242,496	$1,578,360
Costco Wholesale Corp.	5,904,817	1,127,230
Other securities		4,431,769
		7,137,359

Materials 2.68%
DowDuPont Inc.	14,642,435	1,029,363
Other securities		3,924,133
		4,953,496

Other 1.18%
Other securities		2,183,322

Miscellaneous 2.94%
Other common stocks in initial period of acquisition		5,436,394

Total common stocks (cost: $86,637,960,000)		169,619,018

Preferred securities 0.28%
Financials 0.27%
Other securities		493,065

Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		15,262

Total preferred securities (cost: $535,393,000)		508,327

Rights & warrants 0.15%
Financials 0.15%
Other securities		279,555

Total rights & warrants (cost: $97,540,000)		279,555

Convertible stocks 0.07%
Consumer discretionary 0.07%
Other securities		121,883

Total convertible stocks (cost: $114,350,000)		121,883

Bonds, notes & other debt instruments 0.11%	Principal amount (000)
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 1.00%–1.62% 2018–2026	$199,700	186,051

Corporate bonds & notes 0.01%
Other securities		26,578

Total bonds, notes & other debt instruments (cost: $226,299,000)		212,629

6	The Growth Fund of America

Short-term securities 7.82%	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.13%–1.59% due 3/2/2018–5/29/2018	$4,790,600	$4,780,932
Microsoft Corp. 1.35% due 3/6/2018[4]	100,000	99,976
U.S. Treasury Bills 1.14%–1.79% due 3/1/2018–8/23/2018	5,528,000	5,504,965
Wells Fargo Bank, N.A. 1.75% due 3/27/2018	50,000	50,005
Other securities		4,050,824

Total short-term securities (cost: $14,491,066,000)		14,486,702
Total investment securities 100.04% (cost: $102,102,608,000)		185,228,114
Other assets less liabilities (0.04)%		(73,924)

Net assets 100.00%		$185,154,190

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $150,657,000, an aggregate cost of $130,100,000, and which represented .08% of the net assets of the fund) were acquired from 5/7/2015 - 5/22/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The Growth Fund of America	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2018, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Common stocks 10.31%
Information technology 1.76%
ServiceNow, Inc.[1]	3,700,000	6,001,000	—	9,701,000
FleetCor Technologies, Inc.[1]	4,522,700	—	—	4,522,700
CommScope Holding Co., Inc.[1]	12,327,945	—	—	12,327,945
Paycom Software, Inc.[1]	3,135,516	—	—	3,135,516
Worldpay, Inc., Class A1,5,6	6,695,787	4,379,213	—	11,075,000

Consumer discretionary 4.32%
Netflix, Inc.[1]	23,435,808	186,000	1,174,337	22,447,471
Ulta Beauty, Inc.[1]	3,095,000	—	—	3,095,000
Aramark	11,995,000	1,080,000	—	13,075,000
AutoNation, Inc.[1]	6,000,000	—	1,000,000	5,000,000
Sturm, Ruger & Co., Inc.	932,460	—	—	932,460
BorgWarner Inc.[6]	10,607,259	—	2,982,259	7,625,000
MGM Resorts International[6]	29,550,000	2,221,400	8,796,000	22,975,400
ServiceMaster Global Holdings, Inc.[1,6]	6,877,000	—	1,124,000	5,753,000

Health care 1.65%
Illumina, Inc.[1]	8,001,089	790,296	606,942	8,184,443
Bluebird Bio, Inc.[1]	2,253,153	520,163	—	2,773,316
WellCare Health Plans, Inc.[1]	2,852,000	—	306,922	2,545,078
Ultragenyx Pharmaceutical Inc.[1]	2,004,353	800,900	—	2,805,253

Financials 0.23%
CIT Group Inc.	8,038,000	—	—	8,038,000

Energy 0.97%
Concho Resources Inc.[1]	9,803,819	2,060,000	—	11,863,819

Industrials 0.41%
TransDigm Group Inc.	2,605,000	56,000	—	2,661,000

Consumer staples 0.38%
Herbalife Ltd.[1]	4,718,000	—	62,131	4,655,869
Glanbia PLC[2]	13,168,044	2,450,000	64,786	15,553,258

Materials 0.59%
First Quantum Minerals Ltd.	37,773,886	5,529,524	5,676,886	37,626,524
Alcoa Corp.[7]	1,165,000	11,850,000	2,420,000	10,595,000
Ardagh Group SA, Class A6	1,018,438	—	689,738	328,700

Corporate bonds & notes 14.35%
Consumer staples 14.35%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.148% 2023[8,9,10]	$98,125,000	—	$71,738,864	$26,386,136

8	The Growth Fund of America

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 2/28/2018 (000)
Common stocks 10.31%
Information technology 1.76%
ServiceNow, Inc.[1]	$—	$318,345	$—	$1,561,958
FleetCor Technologies, Inc.[1]	—	253,995	—	904,223
CommScope Holding Co., Inc.[1]	—	69,653	—	477,215
Paycom Software, Inc.[1]	—	76,224	—	310,165
Worldpay, Inc., Class A1,5,6	—	110,193	—	—
				3,253,561
Consumer discretionary 4.32%
Netflix, Inc.[1]	100,353	2,542,693	—	6,540,744
Ulta Beauty, Inc.[1]	—	(54,658)	—	629,368
Aramark	—	12,017	2,746	545,358
AutoNation, Inc.[1]	22,697	13,732	—	251,050
Sturm, Ruger & Co., Inc.	—	(2,564)	196	40,142
BorgWarner Inc.[6]	(6,053)	45,146	2,593	—
MGM Resorts International[6]	81,019	(43,120)	6,135	—
ServiceMaster Global Holdings, Inc.[1,6]	11,011	14,928	—	—
				8,006,662
Health care 1.65%
Illumina, Inc.[1]	85,780	101,172	—	1,866,217
Bluebird Bio, Inc.[1]	—	178,217	—	557,436
WellCare Health Plans, Inc.[1]	6,381	48,896	—	493,516
Ultragenyx Pharmaceutical Inc.[1]	—	(19,061)	—	134,119
				3,051,288
Financials 0.23%
CIT Group Inc.	—	65,912	2,572	426,416
Energy 0.97%
Concho Resources Inc.[1]	—	413,387	—	1,789,064
Industrials 0.41%
TransDigm Group Inc.	—	122,558	—	767,193
Consumer staples 0.38%
Herbalife Ltd.[1]	888	107,059	—	428,805
Glanbia PLC[2]	(147)	(13,507)	—	276,063
				704,868
Materials 0.59%
First Quantum Minerals Ltd.	(36,471)	188,341	—	613,132
Alcoa Corp.[7]	(1,066)	(18,792)	—	476,457
Ardagh Group SA, Class A6	(2,306)	78	242	—
				1,089,589
Corporate bonds & notes 0.01%
Consumer staples 0.01%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.148% 2023[8,9,10]	639	(1,314)	2,627	26,578
Total	$262,725	$4,529,530	$17,111	$19,115,219

The Growth Fund of America	9

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $15,191,150,000, which represented 8.20% of the net assets of the fund. This amount includes $14,544,118,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,367,630,000, which represented 1.28% of the net assets of the fund.
[5]	This security changed its name during the reporting period.
[6]	Unaffiliated issuer at 2/28/2018.
[7]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2017; it was not publicly disclosed.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,578,000, which represented .01% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

See Notes to Financial Statements

10	The Growth Fund of America

Financial statements

Statement of assets and liabilities at February 28, 2018	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $91,684,956)	$166,112,895
Affiliated issuers (cost: $10,417,652)	19,115,219	$185,228,114
Cash		1,087
Receivables for:
Sales of investments	230,369
Sales of fund’s shares	173,403
Dividends and interest	159,978
Other	3,791	567,541
		185,796,742
Liabilities:
Payables for:
Purchases of investments	273,293
Repurchases of fund’s shares	244,327
Investment advisory services	37,734
Services provided by related parties	56,583
Trustees’ deferred compensation	6,408
Other	24,207	642,552
Net assets at February 28, 2018		$185,154,190

Net assets consist of:
Capital paid in on shares of beneficial interest		$94,575,390
Undistributed net investment income		147,779
Undistributed net realized gain		7,323,682
Net unrealized appreciation		83,107,339
Net assets at February 28, 2018		$185,154,190

See Notes to Financial Statements

The Growth Fund of America	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,572,175 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$88,563,873	1,699,263		$52.12
Class C	4,931,837	102,150		48.28
Class T	11	—	*	52.09
Class F-1	8,655,605	167,182		51.77
Class F-2	19,031,255	365,901		52.01
Class F-3	3,927,234	75,331		52.13
Class 529-A	8,583,256	166,424		51.57
Class 529-C	1,260,652	26,028		48.43
Class 529-E	337,364	6,608		51.05
Class 529-T	12	—	*	52.08
Class 529-F-1	344,684	6,697		51.47
Class R-1	443,762	9,054		49.01
Class R-2	2,246,062	45,363		49.51
Class R-2E	142,329	2,779		51.22
Class R-3	6,742,352	131,873		51.13
Class R-4	8,391,214	162,481		51.64
Class R-5E	150,015	2,899		51.76
Class R-5	3,697,116	70,979		52.09
Class R-6	27,705,557	531,163		52.16

*	Amount less than one thousand.

See Notes to Financial Statements

12	The Growth Fund of America

Statement of operations for the six months ended February 28, 2018	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,402; also includes $14,484 from affiliates)	$724,461
Interest (includes $2,627 from affiliates)	93,927	$818,388
Fees and expenses*:
Investment advisory services	234,938
Distribution services	190,404
Transfer agent services	76,248
Administrative services	26,911
Reports to shareholders	2,414
Registration statement and prospectus	1,080
Trustees’ compensation	1,109
Auditing and legal	91
Custodian	1,747
Other	3,492	538,434
Net investment income		279,954

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	9,516,602
Affiliated issuers	262,725
Currency transactions	(3,771)	9,775,556
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $18,776):
Unaffiliated issuers	8,974,536
Affiliated issuers	4,529,530
Currency translations	(93)	13,503,973
Net realized gain and unrealized appreciation		23,279,529

Net increase in net assets resulting from operations		$23,559,483

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Growth Fund of America	13

Statements of changes in net assets
	(dollars in thousands)

	Six months ended February 28, 2018*	Year ended August 31, 2017
Operations:
Net investment income	$279,954	$974,958
Net realized gain	9,775,556	10,284,808
Net unrealized appreciation	13,503,973	16,356,263
Net increase in net assets resulting from operations	23,559,483	27,616,029

Dividends and distributions paid to shareholders:
Dividends from net investment income	(893,747)	(832,842)
Distributions from net realized gain on investments	(10,936,838)	(8,329,166)
Total dividends and distributions paid to shareholders	(11,830,585)	(9,162,008)

Net capital share transactions	7,015,242	2,341,237

Total increase in net assets	18,744,140	20,795,258

Net assets:
Beginning of period	166,410,050	145,614,792
End of period (including undistributed net investment income: $147,779 and $761,572, respectively)	$185,154,190	$166,410,050

*	Unaudited.

See Notes to Financial Statements

14	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Growth Fund of America	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	The Growth Fund of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance,

The Growth Fund of America	17

to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

18	The Growth Fund of America

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$42,347,316	$5,524,489	$—	$47,871,805
Consumer discretionary	37,754,099	1,228,011	—	38,982,110
Health care	23,801,246	168,765	28,774	23,998,785
Financials	15,272,595	2,218,707	—	17,491,302
Energy	11,097,650	788,403	—	11,886,053
Industrials	7,962,017	1,716,375	—	9,678,392
Consumer staples	5,458,223	1,679,136	—	7,137,359
Materials	4,459,474	494,022	—	4,953,496
Other	2,183,322	—	—	2,183,322
Miscellaneous	4,213,809	1,222,585	—	5,436,394
Preferred securities	508,327	—	—	508,327
Rights & warrants	279,555	—	—	279,555
Convertible stocks	—	—	121,883	121,883
Bonds, notes & other debt instruments	—	212,629	—	212,629
Short-term securities	—	14,486,702	—	14,486,702
Total	$155,337,633	$29,739,824	$150,657	$185,228,114

*	Securities with a value of $14,544,118,000, which represented 7.86% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

The Growth Fund of America	19

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

20	The Growth Fund of America

As of and during the period ended February 28, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$815,707
Undistributed long-term capital gains	8,586,320

As of February 28, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$84,960,856
Gross unrealized depreciation on investments	(1,945,811)
Net unrealized appreciation on investments	83,015,045
Cost of investments	102,213,069

The Growth Fund of America	21

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2018				Year ended August 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$405,187		$5,241,927	$5,647,114	$417,499	$4,216,644	$4,634,143
Class B1					—	5,716	5,716
Class C	—		319,018	319,018	—	288,379	288,379
Class T2	—	[3]	1	1	—	—	—
Class F-1	32,562		524,945	557,507	43,579	482,570	526,149
Class F-2	123,477		1,116,400	1,239,877	104,611	750,183	854,794
Class F-3[4]	26,607		209,182	235,789	—	—	—
Class 529-A	36,558		507,084	543,642	31,754	363,317	395,071
Class 529-B1					—	1,160	1,160
Class 529-C	—		81,099	81,099	—	89,389	89,389
Class 529-E	642		20,336	20,978	761	15,850	16,611
Class 529-T2	—	[3]	1	1	—	—	—
Class 529-F-1	2,080		19,943	22,023	1,749	13,817	15,566
Class R-1	—		28,327	28,327	—	25,190	25,190
Class R-2	—		142,367	142,367	—	124,368	124,368
Class R-2E	245		7,933	8,178	170	2,473	2,643
Class R-3	9,591		416,332	425,923	15,059	367,017	382,076
Class R-4	36,447		522,245	558,692	42,380	436,297	478,677
Class R-5E	339		3,036	3,375	151	942	1,093
Class R-5	26,710		230,057	256,767	27,991	196,269	224,260
Class R-6	193,302		1,546,605	1,739,907	147,138	949,585	1,096,723
Total	$893,747		$10,936,838	$11,830,585	$832,842	$8,329,166	$9,162,008

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2018, the investment advisory services fee was $234,938,000, which was equivalent to an annualized rate of 0.268% of average daily net assets.

22	The Growth Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

The Growth Fund of America	23

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$101,477	$41,811		$4,233		Not applicable
Class C	24,009	2,387		1,205		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	10,581	5,022		2,120		Not applicable
Class F-2	Not applicable	8,136		4,424		Not applicable
Class F-3	Not applicable	78		824		Not applicable
Class 529-A	8,668	3,285		1,961		$2,619
Class 529-C	7,299	697		370		494
Class 529-E	795	85		80		107
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	135		79		106
Class R-1	2,150	220		108		Not applicable
Class R-2	8,153	3,906		548		Not applicable
Class R-2E	373	126		31		Not applicable
Class R-3	16,517	5,072		1,660		Not applicable
Class R-4	10,382	4,254		2,079		Not applicable
Class R-5E	Not applicable	35		15		Not applicable
Class R-5	Not applicable	955		921		Not applicable
Class R-6	Not applicable	44		6,253		Not applicable
Total class-specific expenses	$190,404	$76,248		$26,911		$3,326

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

24	The Growth Fund of America

$1,109,000 in the fund’s statement of operations reflects $274,000 in current fees (either paid in cash or deferred) and a net increase of $835,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2018.

The Growth Fund of America	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2018

Class A	$2,481,989	48,481	$5,561,163	112,415		$(6,428,401)	(125,810)	$1,614,751	35,086
Class C	307,875	6,477	315,041	6,864		(743,945)	(15,723)	(121,029)	(2,382)
Class T	—	—	—	—		—	—	—	—
Class F-1	566,584	11,185	546,300	11,115		(1,611,875)	(31,990)	(498,991)	(9,690)
Class F-2	3,040,588	59,738	1,192,776	24,170		(2,415,450)	(47,143)	1,817,914	36,765
Class F-3	1,147,693	22,480	229,873	4,648		(345,684)	(6,751)	1,031,882	20,377
Class 529-A	847,227	16,500	543,449	11,100		(549,259)	(10,825)	841,417	16,775
Class 529-C	69,339	1,456	81,079	1,760		(624,114)	(12,868)	(473,696)	(9,652)
Class 529-E	15,476	308	20,975	433		(28,054)	(559)	8,397	182
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	38,072	753	22,018	451		(27,047)	(533)	33,043	671
Class R-1	17,532	362	28,287	607		(49,405)	(1,027)	(3,586)	(58)
Class R-2	225,549	4,624	142,212	3,021		(417,918)	(8,610)	(50,157)	(965)
Class R-2E	31,857	638	8,178	168		(14,330)	(288)	25,705	518
Class R-3	455,656	9,104	424,816	8,748		(1,110,933)	(22,169)	(230,461)	(4,317)
Class R-4	545,436	10,774	558,360	11,390		(1,394,796)	(27,574)	(291,000)	(5,410)
Class R-5E	121,783	2,331	3,374	69		(7,052)	(137)	118,105	2,263
Class R-5	289,887	5,679	256,038	5,181		(759,041)	(14,930)	(213,116)	(4,070)
Class R-6	3,168,558	62,033	1,738,541	35,136		(1,501,036)	(29,302)	3,406,063	67,867
Total net increase (decrease)	$13,371,101	262,923	$11,672,481	237,276		$(18,028,340)	(356,239)	$7,015,242	143,960

26	The Growth Fund of America

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2017

Class A	$5,300,813	117,059		$4,560,109	106,970	$(12,747,405)	(281,511)	$(2,886,483)	(57,482)
Class B3	416	10		5,673	140	(206,330)	(4,910)	(200,241)	(4,760)
Class C	612,781	14,479		283,426	7,109	(1,696,584)	(40,157)	(800,377)	(18,569)
Class T4	10	—	[2]	—	—	—	—	10	— [2]
Class F-1	1,272,487	28,302		514,201	12,139	(2,731,925)	(60,173)	(945,237)	(19,732)
Class F-2	6,732,244	148,618		819,188	19,261	(5,336,520)	(117,222)	2,214,912	50,657
Class F-3[5]	2,716,887	58,395		—	—	(163,764)	(3,441)	2,553,123	54,954
Class 529-A	628,057	14,015		394,994	9,353	(828,768)	(18,316)	194,283	5,052
Class 529-B3	182	4		1,160	29	(42,302)	(1,014)	(40,960)	(981)
Class 529-C	133,152	3,139		89,321	2,233	(241,792)	(5,661)	(19,319)	(289)
Class 529-E	25,855	582		16,611	397	(41,544)	(929)	922	50
Class 529-T4	10	—	[2]	—	—	—	—	10	— [2]
Class 529-F-1	58,213	1,295		15,561	369	(45,624)	(1,011)	28,150	653
Class R-1	34,589	808		25,164	623	(125,456)	(2,934)	(65,703)	(1,503)
Class R-2	411,918	9,514		124,234	3,044	(760,860)	(17,596)	(224,708)	(5,038)
Class R-2E	71,043	1,603		2,643	62	(9,245)	(205)	64,441	1,460
Class R-3	1,022,182	22,937		380,953	9,092	(2,140,299)	(48,294)	(737,164)	(16,265)
Class R-4	1,322,873	29,387		478,459	11,319	(2,374,586)	(52,777)	(573,254)	(12,071)
Class R-5E	37,127	824		1,092	26	(10,321)	(214)	27,898	636
Class R-5	624,661	13,779		223,576	5,251	(1,158,325)	(25,626)	(310,088)	(6,596)
Class R-6	5,996,512	130,497		1,095,526	25,698	(3,031,016)	(66,985)	4,061,022	89,210
Total net increase (decrease)	$27,002,012	595,247		$9,031,891	213,115	$(33,692,666)	(748,976)	$2,341,237	59,386

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $19,004,254,000 and $35,282,917,000, respectively, during the six months ended February 28, 2018.

The Growth Fund of America	27

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2018[3,4]	$48.81	$.08	$6.71	$6.79
8/31/2017	43.47	.29	7.83	8.12
8/31/2016	43.31	.24	3.58	3.82
8/31/2015	46.70	.23	.61	.84
8/31/2014	39.93	.17	9.49	9.66
8/31/2013	32.80	.22	7.19	7.41
Class C:
2/28/2018[3,4]	45.39	(.12)	6.24	6.12
8/31/2017	40.69	(.07)	7.30	7.23
8/31/2016	40.80	(.09)	3.37	3.28
8/31/2015	44.41	(.12)	.57	.45
8/31/2014	38.27	(.17)	9.06	8.89
8/31/2013	31.44	(.07)	6.91	6.84
Class T:
2/28/2018[3,4]	48.84	.13	6.72	6.85
8/31/2017[3,9]	45.38	.18	3.28	3.46
Class F-1:
2/28/2018[3,4]	48.47	.06	6.67	6.73
8/31/2017	43.20	.26	7.77	8.03
8/31/2016	43.05	.22	3.57	3.79
8/31/2015	46.40	.20	.61	.81
8/31/2014	39.69	.15	9.43	9.58
8/31/2013	32.61	.21	7.15	7.36
Class F-2:
2/28/2018[3,4]	48.76	.13	6.71	6.84
8/31/2017	43.45	.38	7.81	8.19
8/31/2016	43.29	.33	3.59	3.92
8/31/2015	46.71	.33	.60	.93
8/31/2014	39.95	.27	9.48	9.75
8/31/2013	32.83	.32	7.19	7.51
Class F-3:
2/28/2018[3,4]	48.90	.16	6.71	6.87
8/31/2017[3,10]	44.36	.30	4.24	4.54

28	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.25)	$(3.23)	$(3.48)	$52.12	14.30%[5]		$88,564		.62%[6]		.31%[6]
(.25)	(2.53)	(2.78)	48.81	19.60		81,221		.64		.64
(.27)	(3.39)	(3.66)	43.47	9.31		74,847		.66		.57
(.17)	(4.06)	(4.23)	43.31	2.12		72,321		.65		.51
(.14)	(2.75)	(2.89)	46.70	25.00		73,975		.66		.39
(.28)	—	(.28)	39.93	22.74		62,602		.70		.60

—	(3.23)	(3.23)	48.28	13.86	[5]	4,932		1.42	[6]	(.49)[6]
—	(2.53)	(2.53)	45.39	18.63		4,745		1.44		(.17)
—	(3.39)	(3.39)	40.69	8.47		5,009		1.46		(.23)
—	(4.06)	(4.06)	40.80	1.29		5,480		1.45		(.29)
—	(2.75)	(2.75)	44.41	23.99		6,232		1.45		(.41)
(.01)	—	(.01)	38.27	21.76		5,986		1.50		(.20)

(.37)	(3.23)	(3.60)	52.09	14.43	[5,7]	—	[8]	.42	[6,7]	.51 [6,7]
—	—	—	48.84	7.62	[5,7]	—	[8]	.18	[5,7]	.38 [5,7]

(.20)	(3.23)	(3.43)	51.77	14.27	[5]	8,656		.69	[6]	.24 [6]
(.23)	(2.53)	(2.76)	48.47	19.50		8,574		.70		.57
(.25)	(3.39)	(3.64)	43.20	9.28		8,494		.71		.52
(.10)	(4.06)	(4.16)	43.05	2.07		8,273		.70		.46
(.12)	(2.75)	(2.87)	46.40	24.93		10,569		.69		.36
(.28)	—	(.28)	39.69	22.71		11,180		.71		.59

(.36)	(3.23)	(3.59)	52.01	14.43	[5]	19,031		.42	[6]	.52 [6]
(.35)	(2.53)	(2.88)	48.76	19.83		16,049		.43		.84
(.37)	(3.39)	(3.76)	43.45	9.57		12,100		.44		.79
(.29)	(4.06)	(4.35)	43.29	2.35		10,723		.43		.73
(.24)	(2.75)	(2.99)	46.71	25.27		8,637		.43		.62
(.39)	—	(.39)	39.95	23.05		4,358		.44		.86

(.41)	(3.23)	(3.64)	52.13	14.46	[5]	3,927		.33	[6]	.61 [6]
—	—	—	48.90	10.24	[5]	2,687		.34	[6]	1.08 [6]

See end of table for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2018[3,4]	$48.33	$.06	$6.64	$6.70
8/31/2017	43.08	.25	7.75	8.00
8/31/2016	42.95	.20	3.56	3.76
8/31/2015	46.35	.19	.61	.80
8/31/2014	39.66	.13	9.42	9.55
8/31/2013	32.59	.19	7.15	7.34
Class 529-C:
2/28/2018[3,4]	45.54	(.13)	6.25	6.12
8/31/2017	40.83	(.09)	7.33	7.24
8/31/2016	40.96	(.11)	3.37	3.26
8/31/2015	44.58	(.15)	.59	.44
8/31/2014	38.43	(.20)	9.10	8.90
8/31/2013	31.60	(.09)	6.94	6.85
Class 529-E:
2/28/2018[3,4]	47.81	— [11]	6.57	6.57
8/31/2017	42.65	.14	7.67	7.81
8/31/2016	42.54	.10	3.53	3.63
8/31/2015	45.94	.08	.60	.68
8/31/2014	39.34	.03	9.33	9.36
8/31/2013	32.33	.10	7.10	7.20
Class 529-T:
2/28/2018[3,4]	48.83	.11	6.72	6.83
8/31/2017[3,9]	45.38	.17	3.28	3.45
Class 529-F-1:
2/28/2018[3,4]	48.28	.11	6.64	6.75
8/31/2017	43.04	.35	7.74	8.09
8/31/2016	42.92	.29	3.55	3.84
8/31/2015	46.33	.29	.59	.88
8/31/2014	39.64	.23	9.41	9.64
8/31/2013	32.57	.27	7.14	7.41
Class R-1:
2/28/2018[3,4]	46.04	(.12)	6.32	6.20
8/31/2017	41.23	(.07)	7.41	7.34
8/31/2016	41.29	(.08)	3.41	3.33
8/31/2015	44.88	(.11)	.58	.47
8/31/2014	38.64	(.16)	9.15	8.99
8/31/2013	31.72	(.05)	6.98	6.93

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.23)	$(3.23)	$(3.46)	$51.57	14.26%[5]		$8,583		.70%[6]		.24%[6]
(.22)	(2.53)	(2.75)	48.33	19.50		7,233		.71		.57
(.24)	(3.39)	(3.63)	43.08	9.23		6,229		.74		.48
(.14)	(4.06)	(4.20)	42.95	2.04		5,849		.73		.43
(.11)	(2.75)	(2.86)	46.35	24.89		5,799		.74		.31
(.27)	—	(.27)	39.66	22.65		4,663		.77		.52

—	(3.23)	(3.23)	48.43	13.82	[5]	1,261		1.47	[6]	(.54)[6]
—	(2.53)	(2.53)	45.54	18.59		1,625		1.48		(.21)
—	(3.39)	(3.39)	40.83	8.39		1,469		1.52		(.29)
—	(4.06)	(4.06)	40.96	1.27		1,421		1.51		(.35)
—	(2.75)	(2.75)	44.58	23.91		1,440		1.52		(.47)
(.02)	—	(.02)	38.43	21.69		1,188		1.56		(.26)

(.10)	(3.23)	(3.33)	51.05	14.13	[5]	337		.94	[6]	(.01)[6]
(.12)	(2.53)	(2.65)	47.81	19.20		307		.95		.32
(.13)	(3.39)	(3.52)	42.65	8.99		272		.98		.25
(.02)	(4.06)	(4.08)	42.54	1.79		260		.98		.18
(.01)	(2.75)	(2.76)	45.94	24.57		263		.99		.06
(.19)	—	(.19)	39.34	22.36		217		1.02		.28

(.35)	(3.23)	(3.58)	52.08	14.39	[5,7]	—	[8]	.48	[6,7]	.45 [6,7]
—	—	—	48.83	7.60	[5,7]	—	[8]	.20	[5,7]	.37 [5,7]

(.33)	(3.23)	(3.56)	51.47	14.40	[5]	345		.48	[6]	.46 [6]
(.32)	(2.53)	(2.85)	48.28	19.76		291		.49		.79
(.33)	(3.39)	(3.72)	43.04	9.46		231		.52		.70
(.23)	(4.06)	(4.29)	42.92	2.26		211		.51		.65
(.20)	(2.75)	(2.95)	46.33	25.16		200		.52		.53
(.34)	—	(.34)	39.64	22.92		157		.56		.74

—	(3.23)	(3.23)	49.01	13.84	[5]	444		1.42	[6]	(.49)[6]
—	(2.53)	(2.53)	46.04	18.65		419		1.43		(.16)
—	(3.39)	(3.39)	41.23	8.49		438		1.43		(.20)
—	(4.06)	(4.06)	41.29	1.33		483		1.42		(.27)
—	(2.75)	(2.75)	44.88	24.02		542		1.43		(.38)
(.01)	—	(.01)	38.64	21.86		483		1.44		(.13)

See end of table for footnotes.

The Growth Fund of America	31

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2018[3,4]	$46.47	$(.12)	$6.39	$6.27
8/31/2017	41.60	(.07)	7.47	7.40
8/31/2016	41.62	(.07)	3.44	3.37
8/31/2015	45.17	(.08)	.59	.51
8/31/2014	38.85	(.14)	9.21	9.07
8/31/2013	31.91	(.02)	7.01	6.99
Class R-2E:
2/28/2018[3,4]	48.00	(.05)	6.60	6.55
8/31/2017	42.92	.08	7.70	7.78
8/31/2016	43.09	.07	3.55	3.62
8/31/2015	46.70	.10	.65	.75
8/31/2014[3,12]	46.70	—	—	—
Class R-3:
2/28/2018[3,4]	47.86	(.01)	6.58	6.57
8/31/2017	42.68	.13	7.68	7.81
8/31/2016	42.55	.10	3.53	3.63
8/31/2015	45.94	.08	.60	.68
8/31/2014	39.33	.03	9.34	9.37
8/31/2013	32.29	.12	7.08	7.20
Class R-4:
2/28/2018[3,4]	48.38	.06	6.66	6.72
8/31/2017	43.13	.27	7.76	8.03
8/31/2016	42.99	.22	3.56	3.78
8/31/2015	46.38	.22	.60	.82
8/31/2014	39.68	.16	9.42	9.58
8/31/2013	32.56	.23	7.14	7.37
Class R-5E:
2/28/2018[3,4]	48.55	.14	6.66	6.80
8/31/2017	43.34	.38	7.77	8.15
8/31/2016[3,13]	45.73	.22	1.21	1.43
Class R-5:
2/28/2018[3,4]	48.84	.14	6.72	6.86
8/31/2017	43.50	.41	7.82	8.23
8/31/2016	43.33	.35	3.60	3.95
8/31/2015	46.73	.35	.60	.95
8/31/2014	39.96	.29	9.49	9.78
8/31/2013	32.82	.34	7.18	7.52

32	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(3.23)	$(3.23)	$49.51	13.86%[5]		$2,246		1.43%[6]		(.49)%[6]
—	(2.53)	(2.53)	46.47	18.63		2,153		1.42		(.15)
—	(3.39)	(3.39)	41.60	8.53		2,137		1.40		(.18)
—	(4.06)	(4.06)	41.62	1.42		2,246		1.35		(.19)
—	(2.75)	(2.75)	45.17	24.10		2,496		1.38		(.33)
(.05)	—	(.05)	38.85	21.92		2,277		1.37		(.07)

(.10)	(3.23)	(3.33)	51.22	14.02	[5]	142		1.13	[6]	(.19)[6]
(.17)	(2.53)	(2.70)	48.00	19.02		108		1.12		.18
(.40)	(3.39)	(3.79)	42.92	8.89		34		1.11		.17
(.30)	(4.06)	(4.36)	43.09	1.92	[7]	—	[8]	.96	[7]	.22 [7]
—	—	—	46.70	—		—	[8]	—		—

(.07)	(3.23)	(3.30)	51.13	14.11	[5]	6,742		.98	[6]	(.04)[6]
(.10)	(2.53)	(2.63)	47.86	19.18		6,518		.98		.30
(.11)	(3.39)	(3.50)	42.68	8.99		6,507		.98		.24
(.01)	(4.06)	(4.07)	42.55	1.79		7,226		.97		.19
(.01)	(2.75)	(2.76)	45.94	24.60		8,325		.98		.07
(.16)	—	(.16)	39.33	22.38		7,769		.98		.33

(.23)	(3.23)	(3.46)	51.64	14.27	[5]	8,391		.68	[6]	.25 [6]
(.25)	(2.53)	(2.78)	48.38	19.54		8,123		.68		.59
(.25)	(3.39)	(3.64)	43.13	9.29		7,762		.68		.54
(.15)	(4.06)	(4.21)	42.99	2.11		7,149		.67		.48
(.13)	(2.75)	(2.88)	46.38	24.97		7,835		.68		.37
(.25)	—	(.25)	39.68	22.77		7,169		.68		.63

(.36)	(3.23)	(3.59)	51.76	14.39	[5]	150		.44	[6]	.55 [6]
(.41)	(2.53)	(2.94)	48.55	19.78		31		.47		.83
(.43)	(3.39)	(3.82)	43.34	3.60	[5]	—	[8]	.56	[6]	.70 [6]

(.38)	(3.23)	(3.61)	52.09	14.45	[5]	3,697		.38	[6]	.55 [6]
(.36)	(2.53)	(2.89)	48.84	19.90		3,665		.38		.90
(.39)	(3.39)	(3.78)	43.50	9.64		3,551		.39		.84
(.29)	(4.06)	(4.35)	43.33	2.40		4,982		.38		.78
(.26)	(2.75)	(3.01)	46.73	25.33		5,450		.38		.67
(.38)	—	(.38)	39.96	23.11		5,273		.39		.92

See end of table for footnotes.

The Growth Fund of America	33

Financial highlights (continued)

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2018[3,4]	$48.91	$.15	$6.73	$6.88
8/31/2017	43.57	.43	7.83	8.26
8/31/2016	43.40	.37	3.60	3.97
8/31/2015	46.80	.37	.61	.98
8/31/2014	40.02	.31	9.50	9.81
8/31/2013	32.87	.35	7.21	7.56

	Six months ended
	February 28,	Year ended August 31
	2018[3,4,5]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	12%	25%	31%	29%	26%	27%

See Notes to Financial Statements

34	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

$(.40)	$(3.23)	$(3.63)	$52.16	14.49%[5]	$27,706	.33%[6]	.61%[6]
(.39)	(2.53)	(2.92)	48.91	19.95	22,661	.33	.95
(.41)	(3.39)	(3.80)	43.57	9.68	16,299	.33	.89
(.32)	(4.06)	(4.38)	43.40	2.45	13,594	.33	.83
(.28)	(2.75)	(3.03)	46.80	25.39	12,407	.33	.72
(.41)	—	(.41)	40.02	23.19	8,806	.34	.96

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Amount less than $.01.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

The Growth Fund of America	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2017, through February 28, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	The Growth Fund of America

	Beginning account value 9/1/2017	Ending account value 2/28/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,143.04	$3.29	.62%
Class A – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class C – actual return	1,000.00	1,138.59	7.53	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class T – actual return	1,000.00	1,144.26	2.23	.42
Class T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-1 – actual return	1,000.00	1,142.67	3.67	.69
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 – actual return	1,000.00	1,144.32	2.23	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 – actual return	1,000.00	1,144.62	1.75	.33
Class F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 529-A – actual return	1,000.00	1,142.58	3.72	.70
Class 529-A – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-C – actual return	1,000.00	1,138.15	7.79	1.47
Class 529-C – assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E – actual return	1,000.00	1,141.27	4.99	.94
Class 529-E – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-T – actual return	1,000.00	1,143.89	2.55	.48
Class 529-T – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-F-1 – actual return	1,000.00	1,143.97	2.55	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 – actual return	1,000.00	1,138.40	7.53	1.42
Class R-1 – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 – actual return	1,000.00	1,138.58	7.58	1.43
Class R-2 – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2E – actual return	1,000.00	1,140.16	6.00	1.13
Class R-2E – assumed 5% return	1,000.00	1,019.19	5.66	1.13
Class R-3 – actual return	1,000.00	1,141.07	5.20	.98
Class R-3 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 – actual return	1,000.00	1,142.74	3.61	.68
Class R-4 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5E – actual return	1,000.00	1,143.88	2.34	.44
Class R-5E – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-5 – actual return	1,000.00	1,144.47	2.02	.38
Class R-5 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 – actual return	1,000.00	1,144.86	1.75	.33
Class R-6 – assumed 5% return	1,000.00	1,023.16	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	37

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38	The Growth Fund of America

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The Growth Fund of America	39

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40	The Growth Fund of America

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The Growth Fund of America	41

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42	The Growth Fund of America

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The Growth Fund of America	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2018, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®

Investment portfolio

February 28, 2018

unaudited

Common stocks 91.61% Information technology 25.85%	Shares	Value (000)
Alphabet Inc., Class C1	4,156,853	$4,592,200
Alphabet Inc., Class A1	2,751,470	3,037,403
Microsoft Corp.	60,534,900	5,676,358
Facebook, Inc., Class A1	17,834,000	3,180,159
Broadcom Ltd.	12,871,177	3,172,230
ASML Holding NV (New York registered)	7,688,000	1,502,158
ASML Holding NV2	6,655,442	1,300,165
MasterCard Inc., Class A	11,758,200	2,066,621
Taiwan Semiconductor Manufacturing Co., Ltd.2	147,735,000	1,213,299
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	379,044
Samsung Electronics Co., Ltd.2	648,400	1,405,290
Samsung Electronics Co., Ltd., nonvoting preferred2	98,800	181,150
ServiceNow, Inc.1,3	9,701,000	1,561,958
Visa Inc., Class A	11,915,000	1,464,830
Alibaba Group Holding Ltd. (ADR)1	7,398,100	1,377,082
Intel Corp.	22,315,000	1,099,906
FleetCor Technologies, Inc.1,3	4,522,700	904,223
Worldpay, Inc., Class A1	11,075,000	900,176
Activision Blizzard, Inc.	12,299,250	899,444
Arista Networks, Inc.1	3,251,631	877,095
Applied Materials, Inc.	11,840,000	681,866
Apple Inc.	3,439,000	612,555
Skyworks Solutions, Inc.	5,389,800	588,836
Accenture PLC, Class A	3,650,000	587,686
TE Connectivity Ltd.	5,618,000	579,160
Nintendo Co., Ltd.2	1,205,200	551,195
Intuit Inc.	3,236,426	540,030
Square, Inc., Class A1	10,450,000	481,222
Amphenol Corp., Class A	5,253,279	480,097
CommScope Holding Co., Inc.1,3	12,327,945	477,215
Qorvo, Inc.1	5,336,243	430,688
Hexagon AB, Class B2	7,017,135	408,962
Symantec Corp.	14,957,999	393,246
Fiserv, Inc.1	2,675,000	383,568
Xilinx, Inc.	4,750,000	338,438
Akamai Technologies, Inc.1	4,727,000	318,883
Murata Manufacturing Co., Ltd.2	2,248,100	313,226
Paycom Software, Inc.1,3	3,135,516	310,165
Oracle Corp.	6,000,000	304,020
Flex Ltd.1	16,489,714	298,464
Workday, Inc., Class A1	2,260,000	286,274
Jack Henry & Associates, Inc.	2,301,000	269,907
Texas Instruments Inc.	1,832,800	198,584
salesforce.com, inc.1	1,650,000	191,813
NVIDIA Corp.	730,000	176,660
Keyence Corp.2	250,000	151,202
Autodesk, Inc.1	1,191,900	140,012

The Growth Fund of America — Page 1 of 8

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
VeriSign, Inc.1	1,180,000	$136,904
Sabre Corp.	4,318,245	99,190
Adobe Systems Inc.1	464,900	97,225
Analog Devices, Inc.	1,070,000	96,461
Cloudera, Inc.1	3,524,888	67,149
Finisar Corp.1	2,603,000	46,854
Viavi Solutions Inc.1	4,496,600	43,257
		47,871,805
Consumer discretionary 21.05%
Amazon.com, Inc.1	8,399,740	12,704,187
Netflix, Inc.1,3	22,447,471	6,540,744
Home Depot, Inc.	17,962,200	3,273,970
NIKE, Inc., Class B	33,695,019	2,258,577
Booking Holdings Inc.1	1,008,570	2,051,472
Comcast Corp., Class A	42,741,000	1,547,652
Charter Communications, Inc., Class A1	4,358,200	1,490,199
Twenty-First Century Fox, Inc., Class A	34,231,000	1,260,385
Marriott International, Inc., Class A	6,318,594	892,249
MGM Resorts International	22,975,400	786,448
CBS Corp., Class B	12,410,000	657,358
Ulta Beauty, Inc.1,3	3,095,000	629,368
Aramark3	13,075,000	545,358
Starbucks Corp.	8,670,000	495,057
Sony Corp.2	9,400,000	473,485
BorgWarner Inc.	7,625,000	374,235
Viacom Inc., Class B	10,032,819	334,494
Naspers Ltd., Class N2	1,171,000	321,627
ServiceMaster Global Holdings, Inc.1	5,753,000	295,474
Grupo Televisa, SAB, ordinary participation certificates (ADR)	17,112,000	291,075
Norwegian Cruise Line Holdings Ltd.1	4,965,000	282,508
AutoNation, Inc.1,3	5,000,000	251,050
Time Warner Inc.	2,000,000	185,920
D.R. Horton, Inc.	4,000,000	167,600
Hermès International2	253,000	136,065
Altice NV, Class A1,2	12,509,111	119,149
Domino’s Pizza, Inc.	492,800	109,604
Luxottica Group SpA2	1,630,000	97,767
Cable One, Inc.	121,600	82,805
Publicis Groupe SA2	1,058,107	79,918
Toll Brothers, Inc.	1,700,000	74,511
Wyndham Worldwide Corp.	530,700	61,444
Newell Brands Inc.	1,651,650	42,431
Sturm, Ruger & Co., Inc.3	932,460	40,142
Graham Holdings Co., Class B	37,981	22,033
Lennar Corp., Class A	100,000	5,658
Lennar Corp., Class B	2,000	91
		38,982,110
Health care 12.96%
UnitedHealth Group Inc.	19,717,205	4,459,243
AbbVie Inc.	23,491,657	2,721,039
Illumina, Inc.1,3	8,184,443	1,866,217
Thermo Fisher Scientific Inc.	8,750,000	1,825,075
Abbott Laboratories	28,687,679	1,730,728

The Growth Fund of America — Page 2 of 8

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Amgen Inc.	6,675,640	$1,226,782
Stryker Corp.	6,799,514	1,102,609
Express Scripts Holding Co.1	14,110,200	1,064,615
Boston Scientific Corp.1	35,265,000	961,324
Humana Inc.	3,498,000	950,826
Aetna Inc.	4,280,571	757,918
Teva Pharmaceutical Industries Ltd. (ADR)	36,935,533	691,433
BioMarin Pharmaceutical Inc.1	8,133,515	660,197
Gilead Sciences, Inc.	7,330,240	577,110
Bluebird Bio, Inc.1,3	2,773,316	557,436
WellCare Health Plans, Inc.1,3	2,545,078	493,516
Vertex Pharmaceuticals Inc.1	2,831,600	470,131
Hologic, Inc.1	8,753,900	339,914
Regeneron Pharmaceuticals, Inc.1	1,000,000	320,440
Mettler-Toledo International Inc.1	300,000	184,866
Johnson & Johnson	1,319,296	171,350
Grifols, SA, Class B, preferred nonvoting, non-registered shares2	7,740,000	168,765
PerkinElmer, Inc.	1,935,000	147,718
ResMed Inc.	1,510,000	143,858
Ultragenyx Pharmaceutical Inc.1,3	2,805,253	134,119
athenahealth, Inc.1	954,500	133,382
Incyte Corp.1	916,000	78,007
ACADIA Pharmaceuticals Inc.1	1,260,000	31,393
Acerta Pharma BV1,2,4,5	273,779,325	28,774
		23,998,785
Financials 9.45%
Berkshire Hathaway Inc., Class A1	5,543	1,719,716
Berkshire Hathaway Inc., Class B1	5,704,508	1,181,974
Wells Fargo & Co.	35,501,100	2,073,619
American International Group, Inc.	25,242,273	1,447,392
Goldman Sachs Group, Inc.	4,881,800	1,283,572
Charles Schwab Corp.	16,531,500	876,500
BlackRock, Inc.	1,524,000	837,331
Capital One Financial Corp.	7,760,000	759,937
JPMorgan Chase & Co.	5,722,000	660,891
AIA Group Ltd.2	71,400,000	592,865
CME Group Inc., Class A	3,507,000	582,723
HDFC Bank Ltd.2	14,293,408	415,639
HDFC Bank Ltd. (ADR)	1,612,000	156,654
Chubb Ltd.	3,306,100	469,202
CIT Group Inc.3	8,038,000	426,416
KKR & Co. LP	19,186,660	411,746
Arch Capital Group Ltd.1	4,657,000	410,934
Legal & General Group PLC2	111,984,892	402,486
First Republic Bank	3,908,200	362,681
Credit Suisse Group AG2	17,876,837	328,168
Progressive Corp.	4,925,000	283,581
Onex Corp.	3,700,000	271,502
Barclays PLC2	75,000,000	220,119
SVB Financial Group1	675,000	168,061
Citigroup Inc.	1,841,000	138,977
Bank of Ireland Group PLC1,2	14,006,667	131,157
UBS Group AG2	6,765,666	128,273
Signature Bank1	821,970	120,164

The Growth Fund of America — Page 3 of 8

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Royal Bank of Canada	1,500,000	$118,169
MarketAxess Holdings Inc.	580,000	117,392
Fannie Mae1	70,296,000	115,988
Federal Home Loan Mortgage Corp.1	70,348,800	112,558
Financial Engines, Inc.	2,526,212	84,628
Webster Financial Corp.	1,471,000	80,287
		17,491,302
Energy 6.42%
EOG Resources, Inc.	25,990,908	2,635,998
Concho Resources Inc.1,3	11,863,819	1,789,064
Schlumberger Ltd.	13,681,484	898,053
Pioneer Natural Resources Co.	5,069,000	862,896
Canadian Natural Resources, Ltd.	21,642,452	670,423
Halliburton Co.	12,743,000	591,530
Noble Energy, Inc.	19,305,603	575,886
Reliance Industries Ltd.2	30,680,854	447,117
Diamondback Energy, Inc.1	3,122,776	389,223
Enbridge Inc. (CAD denominated)	8,686,786	276,268
Enbridge Inc. (CAD denominated)2,6	2,564,213	80,735
Suncor Energy Inc.	9,337,595	307,372
Apache Corp.	9,000,000	307,350
Chevron Corp.	2,700,000	302,184
Cimarex Energy Co.	2,157,056	207,271
Seven Generations Energy Ltd., Class A1	17,485,992	204,403
Royal Dutch Shell PLC, Class B2	2,535,910	80,423
Royal Dutch Shell PLC, Class B (ADR)	928,800	59,610
Royal Dutch Shell PLC, Class A2	1,595,444	50,366
Royal Dutch Shell PLC, Class A (ADR)	147,930	9,360
Tourmaline Oil Corp.1	11,085,000	161,282
Centennial Resource Development, Inc., Class A1,6	7,763,967	148,137
Centennial Resource Development, Inc., Class A1	456,777	8,715
Murphy Oil Corp.	4,474,500	113,428
Cabot Oil & Gas Corp.	4,530,000	109,445
CNX Resources Corp. 1	6,235,000	100,196
Weatherford International PLC1	35,827,617	94,227
Plains GP Holdings, LP, Class A	4,423,974	92,019
TOTAL SA2	1,353,473	77,274
Golar LNG Ltd.	2,478,173	66,960
BP PLC2	8,091,584	52,488
BP PLC (ADR)	299,765	11,649
Hess Corp.	1,350,696	61,349
CONSOL Energy Inc.1	779,375	24,698
Southwestern Energy Co.1	5,114,548	18,259
Chesapeake Energy Corp.1	140,000	395
		11,886,053
Industrials 5.23%
CSX Corp.	20,417,666	1,096,837
Airbus SE, non-registered shares2	8,037,000	957,437
TransDigm Group Inc.3	2,661,000	767,193
Ryanair Holdings PLC (ADR)1	4,924,758	597,176
Boeing Co.	1,550,000	561,425
J.B. Hunt Transport Services, Inc.	4,179,162	495,523
Union Pacific Corp.	3,477,982	453,007

The Growth Fund of America — Page 4 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Lockheed Martin Corp.	1,192,000	$420,108
Old Dominion Freight Line, Inc.	2,783,623	386,701
Rolls-Royce Holdings PLC1,2	31,761,669	364,466
General Dynamics Corp.	1,584,000	352,361
United Continental Holdings, Inc.1	4,822,944	326,947
Delta Air Lines, Inc.	5,930,000	319,627
MTU Aero Engines AG2	1,819,559	304,453
Fortive Corp.	3,749,724	287,979
Caterpillar Inc.	1,690,000	261,325
Norfolk Southern Corp.	1,872,000	260,358
Textron Inc.	3,925,000	234,911
IDEX Corp.	1,400,000	191,520
Johnson Controls International PLC	4,442,500	163,795
On Assignment, Inc.1	2,101,000	161,126
Northrop Grumman Corp.	460,000	161,018
FedEx Corp.	552,000	136,018
Nielsen Holdings PLC	3,800,000	123,994
United Technologies Corp.	855,000	115,203
Meggitt PLC2	14,486,455	90,019
Cummins Inc.	322,000	54,151
Raytheon Co.	155,000	33,714
		9,678,392
Consumer staples 3.85%
Philip Morris International Inc.	15,242,496	1,578,360
Costco Wholesale Corp.	5,904,817	1,127,230
Coca-Cola Co.	15,920,000	688,062
Kraft Heinz Co.	9,166,000	614,580
Constellation Brands, Inc., Class A	2,685,000	578,564
Herbalife Ltd.1,3	4,655,869	428,805
British American Tobacco PLC2	5,863,169	344,363
British American Tobacco PLC (ADR)	583,860	34,483
Nestlé SA2	4,751,600	378,228
Glanbia PLC2,3	15,553,258	276,063
Kerry Group PLC, Class A2	2,765,824	273,753
Pernod Ricard SA2	1,414,000	232,243
Pinnacle Foods Inc.	4,295,000	231,758
Associated British Foods PLC2	4,837,093	174,486
Coca-Cola European Partners PLC	3,136,700	119,257
Avon Products, Inc.1	21,720,000	57,124
		7,137,359
Materials 2.68%
DowDuPont Inc.	14,642,435	1,029,363
Freeport-McMoRan Inc.1	36,185,487	673,050
First Quantum Minerals Ltd.3	37,626,524	613,132
Vale SA, ordinary nominative	29,809,294	413,597
Vale SA, ordinary nominative (ADR)	11,733,513	161,101
Alcoa Corp.3	10,595,000	476,457
Sherwin-Williams Co.	939,000	377,084
Praxair, Inc.	1,938,161	290,240
Celanese Corp., Series A	2,570,000	259,210
Rio Tinto PLC2	4,682,000	250,788
Teck Resources Ltd., Class B	5,599,000	160,133
BHP Billiton PLC2	7,481,000	152,623

The Growth Fund of America — Page 5 of 8

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Nitto Denko Corp.2	1,099,925	$90,611
Ardagh Group SA, Class A	328,700	6,107
		4,953,496
Real estate 0.68%
American Tower Corp. REIT	4,621,060	643,852
Equinix, Inc. REIT	1,108,139	434,502
Iron Mountain Inc. REIT	5,000,000	157,300
Weyerhaeuser Co. REIT1	422,321	14,794
		1,250,448
Telecommunication services 0.50%
T-Mobile US, Inc.1	10,243,705	620,871
Zayo Group Holdings, Inc.1	8,703,000	312,003
		932,874
Miscellaneous 2.94%
Other common stocks in initial period of acquisition		5,436,394
Total common stocks (cost: $86,637,960,000)		169,619,018
Preferred securities 0.28% Financials 0.27%
Fannie Mae, Series S, 8.25% noncumulative1	16,854,425	118,824
Fannie Mae, Series T, 8.25% noncumulative1	16,836,326	111,120
Fannie Mae, Series O, 7.00% noncumulative1	6,592,272	72,185
Fannie Mae, Series R, 7.625% noncumulative1	3,695,715	21,657
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative1	23,819,745	167,929
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative1	239,000	1,350
		493,065
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		15,262
Total preferred securities (cost: $535,393,000)		508,327
Rights & warrants 0.15% Financials 0.15%
JP Morgan Chase & Co., warrants, expire 20181	3,716,000	279,555
Total rights & warrants (cost: $97,540,000)		279,555
Convertible stocks 0.07% Consumer discretionary 0.07%
Uber Technologies, Inc., Series F, convertible preferred2,4,5	2,884,815	121,883
Total convertible stocks (cost: $114,350,000)		121,883

The Growth Fund of America — Page 6 of 8

unaudited

Bonds, notes & other debt instruments 0.11% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2018	$ 50,000	$49,809
U.S. Treasury 1.625% 2026	149,700	136,242
Total U.S. Treasury bonds & notes		186,051
Corporate bonds & notes 0.01% Consumer staples 0.01%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.148% 20233,7,8,9	26,386	26,578
Total corporate bonds & notes		26,578
Total bonds, notes & other debt instruments (cost: $226,299,000)		212,629
Short-term securities 7.82%
Apple Inc. 1.56%–1.64% due 4/6/2018–5/7/20186	220,800	220,363
CAFCO, LLC 1.54%–1.80% due 3/12/2018–6/18/20186	167,600	167,138
Chariot Funding, LLC 1.45%–1.50% due 3/19/2018–4/9/20186	275,000	274,657
Chevron Corp. 1.38%–1.53% due 3/15/2018–5/7/20186	239,400	239,006
Ciesco LLC 1.50% due 4/9/20186	41,250	41,170
Cisco Systems, Inc. 1.36% due 3/8/20186	24,200	24,192
Coca-Cola Co. 1.32%–1.75% due 3/13/2018–5/14/20186	128,800	128,494
Emerson Electric Co. 1.51%–1.58% due 3/8/2018–3/23/20186	90,400	90,351
ExxonMobil Corp. 1.60% due 3/23/2018	125,000	124,878
Fannie Mae 1.30% due 3/5/2018–3/28/2018	202,300	202,129
Federal Farm Credit Banks 1.16%–1.43% due 3/15/2018–8/16/2018	737,000	732,389
Federal Home Loan Bank 1.13%–1.59% due 3/2/2018–5/29/2018	4,790,600	4,780,932
Freddie Mac 1.08%–1.30% due 3/1/2018–5/4/2018	752,900	751,993
Hershey Co. 1.55% due 3/6/20186	100,000	99,975
Honeywell International Inc. 1.56% due 3/29/20186	50,000	49,934
IBM Corp. 1.64% due 3/29/20186	73,900	73,804
IBM Credit LLC 1.45%–1.69% due 3/7/2018–4/24/20186	160,400	160,216
John Deere Canada ULC 1.57% due 3/9/20186	50,000	49,981
John Deere Capital Corp. 1.59% due 4/10/20186	134,900	134,645
Microsoft Corp. 1.35% due 3/6/20186	100,000	99,976
National Rural Utilities Cooperative Finance Corp. 1.57% due 3/9/2018	50,700	50,681
PepsiCo Inc. 1.48% due 3/7/2018–3/9/20186	64,300	64,281
Private Export Funding Corp. 1.37% due 5/2/20186	20,000	19,939
Procter & Gamble Co. 1.58% due 4/18/20186	39,900	39,810
U.S. Bank, N.A. 1.41%–1.70% due 4/24/2018–6/4/2018	150,000	149,972
U.S. Treasury Bills 1.14%–1.79% due 3/1/2018–8/23/2018	5,528,000	5,504,965
United Parcel Service Inc. 1.50% due 3/20/20186	50,000	49,957
Wal-Mart Stores, Inc. 1.50%–1.62% due 3/2/2018–4/9/20186	111,000	110,869
Wells Fargo Bank, N.A. 1.75% due 3/27/2018	50,000	50,005
Total short-term securities (cost: $14,491,066,000)		14,486,702
Total investment securities 100.04% (cost: $102,102,608,000)		185,228,114
Other assets less liabilities (0.04)%		(73,924)
Net assets 100.00%		$185,154,190

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The Growth Fund of America — Page 7 of 8

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $15,191,150,000, which represented 8.20% of the net assets of the fund. This amount includes $14,544,118,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Value determined using significant unobservable inputs.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,367,630,000, which represented 1.28% of the net assets of the fund.
7	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,578,000, which represented .01% of the net assets of the fund.
8	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9	Coupon rate may change periodically.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$114,350	$121,883.07%
Acerta Pharma BV	5/7/2015	15,750	28,774.01
Total private placement securities		$ 130,100	$150,657.08%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
LIBOR = London Interbank Offered Rate

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-005-0418O-S60659	The Growth Fund of America — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: April 30, 2018